INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 212,403	$ 64,596
Tax credits carryforward	685	2,559
Reserves and accruals	20,049	17,380
Lease liabilities	6,193	4,724
Fixed assets	14,163	1,538
Identified intangible fixed assets	501
Others	2,172	1,744
Total deferred tax assets	256,166	92,541
Valuation allowance	(234,932)	(71,827)
Total deferred tax assets, net of valuation allowance	21,234	20,714
Deferred tax liabilities:
Intangible assets and accruals	(1,957)	(585)
Reserves and accruals	(17,101)	(20,891)
Right-of-use assets	(5,146)	(4,295)
Fixed asset	(1,584)	(1,581)
Other	(760)	(363)
Total deferred tax liabilities	(26,548)	(27,715)
Net deferred tax liabilities	$ (5,314)	$ (7,001)